Operating expenses	12 Months Ended
Dec. 31, 2019
8. Operating expenses
Operating expenses

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, see income statement commentary within Financial review (unaudited) on page [00].

8 Operating expenses

	2019	2018	2017
	£m	£m	£m
Infrastructure costs
Property and equipment	1,409	1,360	1,366
Depreciation and amortisation[a]	1,487	1,252	1,161
Lease payments[a]	41	329	342
Impairment of property, equipment and intangible assets	33	9	80
Total infrastructure costs	2,970	2,950	2,949
Administration and general costs
Consultancy, legal and professional fees	590	729	1,064
Marketing and advertising	425	495	433
UK bank levy	226	269	365
Other administration and general expenses	1,059	964	878
Total administration and general costs	2,300	2,457	2,740
Staff costs	8,315	8,629	8,560
Provisions for litigation and conduct	1,849	2,207	1,207
Operating expenses	15,434	16,243	15,456

Note

a Following the adoption of IFRS 16 from 1 January 2019, the depreciation charge associated with right of use assets is reported within the depreciation and amortisation charge for 2019.

For further details on staff costs including accounting policies, refer to Note 31.